Commitments and Contingencies - Additional Information (Detail) - USD ($)						12 Months Ended
	Dec. 06, 2022	Dec. 31, 2021	Sep. 30, 2021	Sep. 14, 2021	Aug. 21, 2021	Dec. 31, 2022	Mar. 31, 2023
Shares, Issued				1
Stock Conversion Basis				one-half of one Public Warrant
Payment Of Underwriting Discount				$ 2,335,058
Deferred Underwriting Fees Payable						$ 8,050,000	$ 8,050,000
Waiver of deferred underwriter fee payable	$ 8,050,000					8,050,000
Forward Purchase Agreement [Member]
Number of Securities Called by Each Warrant or Right					2,500,000
Underwriters Agreement [Member]
Deferred Underwriting Fees Payable						0	0
Underwriters Agreement [Member] | Over-Allotment Option [Member]
Deferred Underwriting Commission Per Unit | $ / shares			$ 0.35
Deferred Underwriting Commissions Noncurrent						$ 8,050,000	$ 8,050,000
Stock Issued During Period, Shares, New Issues			3,000,000
Option vesting period		45 days
Payment Of Underwriting Discount			$ 2,335,058
Common Class A [Member]
Stock Issued During Period, Shares, New Issues					5,000,000
Shares, Issued					1
Shares Issued, Price Per Share					$ 11.5
Stock Issued During Period, Value, New Issues					$ 50,000,000
Share Price					$ 10
Stock Conversion Basis					one-half of one warrant